BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of	As of
	repayments	interest rate	Dec 31, 2023	Dec 31, 2024
			S$’000	S$’000

Term loans	Within 5 years	3.0%	431	175
Bills payable (Note a)			16,875	23,158
			17,306	23,333
Total:
Representing:-
Within 12 months			17,131	23,333
Over 1 year			175	-

			17,306	23,333